Provisions (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of other provisions [Line Items]
Net carrying value		₩ 15,427,139		₩ 14,443,930
Reconciliation of changes in other provisions [Abstract]
Beginning balance		15,427,139		14,443,930
Changes in other provisions [Abstract]
Increase in provision		5,292,348		3,325,450
Payment		(2,395,506)		(2,478,788)
Reversal of unused amount		(49,115)		(99,591)
Others		87,346		236,138
Ending balance		18,362,212		15,427,139
Current Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		2,137,498		1,999,988
Reconciliation of changes in other provisions [Abstract]
Beginning balance		1,999,988
Changes in other provisions [Abstract]
Ending balance		2,137,498		1,999,988
Noncurrent Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		16,224,714		13,427,151
Reconciliation of changes in other provisions [Abstract]
Beginning balance		13,427,151
Changes in other provisions [Abstract]
Ending balance		16,224,714		13,427,151
Provisions for employment benefits [Member]
Disclosure of other provisions [Line Items]
Net carrying value		810,607		718,365
Reconciliation of changes in other provisions [Abstract]
Beginning balance		810,607		718,365
Changes in other provisions [Abstract]
Increase in provision		984,896		1,047,342
Payment		(880,255)		(947,982)
Reversal of unused amount		(1,461)		(7,108)
Others				(10)
Ending balance		913,787		810,607
Provisions for employment benefits [Member] | Current Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		810,607		810,607
Reconciliation of changes in other provisions [Abstract]
Beginning balance		810,607
Changes in other provisions [Abstract]
Ending balance		913,787		810,607
Litigation provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		198,237		167,965
Reconciliation of changes in other provisions [Abstract]
Beginning balance		198,237		167,965
Changes in other provisions [Abstract]
Increase in provision		34,629		124,931
Payment		(152,461)		(294,403)
Reversal of unused amount		(7,096)		(20,736)
Others		267		220,480
Ending balance		73,576		198,237
Litigation provisions [Member] | Current Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		79,359		79,359
Reconciliation of changes in other provisions [Abstract]
Beginning balance		79,359
Changes in other provisions [Abstract]
Ending balance		48,621		79,359
Litigation provisions [Member] | Noncurrent Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		118,878		118,878
Reconciliation of changes in other provisions [Abstract]
Beginning balance		118,878
Changes in other provisions [Abstract]
Ending balance		24,955		118,878
Provisions For Nuclear Plants Restoration [Member]
Disclosure of other provisions [Line Items]
Net carrying value		10,195,928		9,684,286
Reconciliation of changes in other provisions [Abstract]
Beginning balance		10,195,928		9,684,286
Changes in other provisions [Abstract]
Increase in provision		2,818,033		513,383
Payment		(6,733)		(1,741)
Ending balance		13,007,228		10,195,928
Provisions For Nuclear Plants Restoration [Member] | Noncurrent Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		10,195,928		10,195,928
Reconciliation of changes in other provisions [Abstract]
Beginning balance		10,195,928
Changes in other provisions [Abstract]
Ending balance		13,007,228		10,195,928
Spent fuel recovery provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		1,374,225		1,375,185
Reconciliation of changes in other provisions [Abstract]
Beginning balance		1,374,225		1,375,185
Changes in other provisions [Abstract]
Increase in provision		307,682		469,982
Payment		(342,861)		(470,942)
Ending balance		1,339,046		1,374,225
Spent fuel recovery provisions [Member] | Noncurrent Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		1,374,225		1,374,225
Reconciliation of changes in other provisions [Abstract]
Beginning balance		1,374,225
Changes in other provisions [Abstract]
Ending balance		1,339,046		1,374,225
Waste recovery provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		1,479,502		1,502,140
Reconciliation of changes in other provisions [Abstract]
Beginning balance		1,479,502		1,502,140
Changes in other provisions [Abstract]
Increase in provision		222,632		49,092
Payment		(63,763)		(71,998)
Others				268
Ending balance		1,638,371		1,479,502
Waste recovery provisions [Member] | Current Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		2,566		2,566
Reconciliation of changes in other provisions [Abstract]
Beginning balance		2,566
Changes in other provisions [Abstract]
Ending balance		11,494		2,566
Waste recovery provisions [Member] | Noncurrent Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		1,476,936		1,476,936
Reconciliation of changes in other provisions [Abstract]
Beginning balance		1,476,936
Changes in other provisions [Abstract]
Ending balance		1,626,877		1,476,936
PCBs recovery provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		191,744		182,400
Reconciliation of changes in other provisions [Abstract]
Beginning balance		191,744		182,400
Changes in other provisions [Abstract]
Increase in provision		5,309		30,675
Payment		(14,266)		(21,331)
Reversal of unused amount		(2,700)
Ending balance		180,087		191,744
PCBs recovery provisions [Member] | Noncurrent Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		191,744		191,744
Reconciliation of changes in other provisions [Abstract]
Beginning balance		191,744
Changes in other provisions [Abstract]
Ending balance		180,087		191,744
Other recovery provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		507		862
Reconciliation of changes in other provisions [Abstract]
Beginning balance		507		862
Changes in other provisions [Abstract]
Increase in provision		5,939
Reversal of unused amount				(20)
Others		213		(335)
Ending balance		6,659		507
Other recovery provisions [Member] | Noncurrent Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		507		507
Reconciliation of changes in other provisions [Abstract]
Beginning balance		507
Changes in other provisions [Abstract]
Ending balance		6,659		507
Power plant regional support program provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		152,851		129,655
Reconciliation of changes in other provisions [Abstract]
Beginning balance		152,851		129,655
Changes in other provisions [Abstract]
Increase in provision		94,039		50,252
Payment		(103,889)		(41,540)
Others		10,755		14,484
Ending balance		153,756		152,851
Power plant regional support program provisions [Member] | Current Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		153,756		152,851
Reconciliation of changes in other provisions [Abstract]
Beginning balance		152,851
Changes in other provisions [Abstract]
Ending balance		153,756		152,851
Transmission regional support program provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		282,608		228,785
Reconciliation of changes in other provisions [Abstract]
Beginning balance		282,608		228,785
Changes in other provisions [Abstract]
Increase in provision		143,178		253,664
Payment		(182,421)		(199,841)
Ending balance		243,365		282,608
Transmission regional support program provisions [Member] | Current Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		243,365		282,608
Reconciliation of changes in other provisions [Abstract]
Beginning balance		282,608
Changes in other provisions [Abstract]
Ending balance		243,365		282,608
Provisions for tax [Member]
Disclosure of other provisions [Line Items]
Net carrying value		242		136
Reconciliation of changes in other provisions [Abstract]
Beginning balance		242		136
Changes in other provisions [Abstract]
Increase in provision				125
Payment		(25)
Reversal of unused amount		(136)
Others		(20)		(19)
Ending balance		61		242
Provisions for tax [Member] | Current Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		61		106
Reconciliation of changes in other provisions [Abstract]
Beginning balance		106
Changes in other provisions [Abstract]
Ending balance		61		106
Provisions for tax [Member] | Noncurrent Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		0		136
Reconciliation of changes in other provisions [Abstract]
Beginning balance		136
Changes in other provisions [Abstract]
Ending balance		0		136
Provisions for financial guarantee [Member]
Disclosure of other provisions [Line Items]
Net carrying value		29,665		4,288
Reconciliation of changes in other provisions [Abstract]
Beginning balance		29,665		4,288
Changes in other provisions [Abstract]
Increase in provision		3,760		29,741
Reversal of unused amount		(9,945)		(4,298)
Others		(5)		(66)
Ending balance		23,475		29,665
Provisions for financial guarantee [Member] | Current Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		23,475		458
Reconciliation of changes in other provisions [Abstract]
Beginning balance		458
Changes in other provisions [Abstract]
Ending balance		23,475		458
Provisions for financial guarantee [Member] | Noncurrent Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		0		29,207
Reconciliation of changes in other provisions [Abstract]
Beginning balance		29,207
Changes in other provisions [Abstract]
Ending balance		0		29,207
Provisions for RPS [Member]
Disclosure of other provisions [Line Items]
Net carrying value		417,404		363,178
Reconciliation of changes in other provisions [Abstract]
Beginning balance		417,404		363,178
Changes in other provisions [Abstract]
Increase in provision		242,946		420,154
Payment		(388,726)		(309,975)
Reversal of unused amount				(55,953)
Ending balance		271,624		417,404
Provisions for RPS [Member] | Current Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		417,404		417,404
Reconciliation of changes in other provisions [Abstract]
Beginning balance		417,404
Changes in other provisions [Abstract]
Ending balance		271,624		417,404
Provisions for greenhouse gas emissions obligations [Member]
Disclosure of other provisions [Line Items]
Net carrying value		249,644		78,829
Reconciliation of changes in other provisions [Abstract]
Beginning balance		249,644		78,829
Changes in other provisions [Abstract]
Increase in provision		422,666		298,618
Payment		(256,758)		(116,336)
Reversal of unused amount		(1,300)		(11,467)
Ending balance		414,252		249,644
Provisions for greenhouse gas emissions obligations [Member] | Current Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		249,644		249,644
Reconciliation of changes in other provisions [Abstract]
Beginning balance		249,644
Changes in other provisions [Abstract]
Ending balance		414,252		249,644
Others [Member]
Disclosure of other provisions [Line Items]
Net carrying value		43,975	[1]	7,856
Reconciliation of changes in other provisions [Abstract]
Beginning balance		43,975	[1]	7,856
Changes in other provisions [Abstract]
Increase in provision		6,639	[1]	37,491
Payment		(3,348)	[1]	(2,699)
Reversal of unused amount		(26,477)	[1]	(9)
Others		76,136	[1]	1,336
Ending balance	[1]	96,925		43,975
Others [Member] | Current Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		4,385		4,385
Reconciliation of changes in other provisions [Abstract]
Beginning balance		4,385
Changes in other provisions [Abstract]
Ending balance		80,538		4,385
Others [Member] | Noncurrent Provisions [Member]
Disclosure of other provisions [Line Items]
Net carrying value		39,590		39,590
Reconciliation of changes in other provisions [Abstract]
Beginning balance		39,590
Changes in other provisions [Abstract]
Ending balance		₩ 16,387		₩ 39,590

[1]	As described in note 50.(1), the Company believes that the possibility of economic outflow is probable on the cost of construction suspension of Shin-Kori Unit 5 and 6 for three months. For this reason, the Company recognized ￦77,261 million of provision as addition to construction-in-progress.